United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: 08/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2015
Share Class	Ticker
Institutional	FEUGX
Service	FASSX

Federated Adjustable Rate Securities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Adjustable Rate Securities Fund (the “Fund”), based on net asset value for the 12-month reporting period ended August 31, 2015, was 0.16% for the Institutional Shares and -0.07% for the Service Shares. The 0.16% total return of the Institutional Shares consisted of 0.47% in taxable dividends and -0.31% of price depreciation in the net asset value of the shares. The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (BAML1T),1 the Fund's broad-based securities market index, returned 0.19% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BAML1T.
During the reporting period, the Fund's investment strategy focused on sector allocation among agency adjustable- and fixed-rate, pass-through securities. This was the most significant factor affecting the Fund's performance relative to the BAML1T.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEw
The U.S. economic expansion remained steady with solid non-farm payroll growth averaging approximately 200,000 jobs per month. With moderate growth and strong auto sales, along with an improved housing market, the Federal Reserve (the “Fed”) wrestled with a possible change in monetary policy. While the federal funds target rate remained unchanged during the reporting period, consideration of a policy change was complicated by global growth and inflationary trends.
The U.S. unemployment rate declined a percentage point to 5.1%, and inflationary pressures receded due to a collapse of commodity prices. While U.S. consumers benefited from lower energy outlays, the U.S. dollar appreciated relative to the currencies of trading partners. The stronger dollar made U.S. goods more expensive, which negatively impacted exports and profitability of U.S. multinationals' overseas operations. Falling commodity prices halted economic growth for natural resource-based economies as previously robust Chinese demand slowed. These cross currents, along with slow domestic growth, led European and Asian central banks to embark on quantitative easing programs designed to increase spending and inflation. Although U.S. job creation was relatively robust, weak gains in wage growth, productivity and inflation led the Fed to leave rates unchanged at levels instituted in 2009. The U.S. inflation rate remained well below the Fed's 2% stated target.
Annual Shareholder Report

Mortgage-backed securities2 performance topped that of similar duration Treasuries for the fixed- and adjustable-rate conventional sectors while Ginnie Maes lagged by a significant margin. Demand remained steady as the Fed continued to reinvest paydown proceeds, which includes scheduled and unscheduled principal payments, for their massive mortgage portfolio. Treasury yields moved in different directions based on maturity-short maturities increased while longer maturity notes and bond yields declined. The 2- and 10-year Treasury yields were 0.74% and 2.22%, respectively, an increase of 25 basis points for the former while the latter declined 12 basis points.3
SECTOR ALLOCATION
By prospectus, at least 80% of portfolio assets must be invested in adjustable-rate securities, including adjustable-rate mortgage pass-throughs and monthly adjustable collateralized mortgage obligations. In addition to adjustable holdings, a small allocation to fixed-coupon mortgage securities was maintained throughout the reporting period. The fixed-coupon and adjustable sectors provided positive excess returns relative to similar duration Treasury securities resulting in a positive impact to Fund performance attributable to sector allocation.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAML1T.
2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Adjustable Rate Securities Fund (the “Fund”) from August 31, 2005 to August 31, 2015, compared to the BofA Merrill Lynch 1-Year U.S. Treasury Note Index (BAML1T).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of August 31, 2015
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Periods Ended 8/31/2015
	1 Year	5 Years	10 Years
Institutional Shares	0.16%	0.51%	2.35%
Service Shares	-0.07%	0.27%	2.11%
BAML1T	0.19%	0.32%	1.88%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML1T is an index tracking one-year U.S. government securities and is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2015, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities	44.8%
U.S. Government Agency Mortgage-Backed Securities	40.5%
U.S. Treasury Security	4.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.3%
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	2.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2015
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—44.8%
	Federal Home Loan Mortgage Corporation ARM—15.8%
$1,532,454	1.791%, 5/1/2035	$1,598,803
9,107,133	1.860%, 7/1/2034	9,508,566
3,652,195	1.953%, 7/1/2038	3,879,716
2,053,877	2.025%, 7/1/2030	2,109,808
1,685,369	2.130%, 2/1/2035	1,781,623
9,956	2.228%, 9/1/2020	10,139
3,528,264	2.231%, 5/1/2035	3,776,893
107,966	2.250%, 4/1/2035	114,736
5,972,952	2.265%, 7/1/2036	6,393,854
1,520,874	2.275%, 7/1/2036	1,620,619
233,634	2.278%, 4/1/2027	241,755
4,663,734	2.290%, 11/1/2036	4,992,378
4,804,816	2.324%, 10/1/2033	5,102,826
2,364,602	2.353%, 2/1/2036	2,531,231
9,386,337	2.372%, 1/1/2038	10,009,214
14,434,360	2.375%, 4/1/2034 - 2/1/2035	15,423,356
1,164,149	2.377%, 4/1/2034	1,241,234
1,969,125	2.382%, 12/1/2039	2,107,885
1,331,680	2.390%, 4/1/2038	1,425,521
3,252,394	2.412%, 4/1/2037	3,474,034
3,615,371	2.415%, 12/1/2034	3,849,297
3,436,140	2.461%, 8/1/2035	3,678,278
3,054,885	2.464%, 11/1/2034	3,270,157
1,131,521	2.480%, 4/1/2036	1,211,257
4,256,658	2.493%, 7/1/2035	4,546,469
	TOTAL	93,899,649
	Federal National Mortgage Association ARM—28.8%
3,957,845	1.315%, 3/1/2044	4,047,352
2,270,498	1.365%, 7/1/2042	2,318,392
1,481,958	1.780%, 9/1/2033	1,544,617
3,256,172	1.784%, 10/1/2034	3,398,158
2,218,284	1.808%, 10/1/2033	2,301,689
953,750	1.810%, 7/1/2036	995,660
639,807	1.860%, 5/1/2038	676,161
9,546,041	1.900%, 8/1/2034 - 10/1/2037	10,047,125
Annual Shareholder Report

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$3,606,891	1.929%, 5/1/2039	$3,783,993
3,173,717	1.930%, 8/1/2034	3,312,983
1,417,690	1.971%, 5/1/2035	1,490,197
2,370,791	1.975%, 6/1/2034	2,478,681
877,873	2.000%, 5/1/2035	929,908
1,329,357	2.040%, 7/1/2035	1,413,447
566,887	2.060%, 11/1/2035	594,689
175,136	2.120%, 4/1/2034	186,560
12,918,022	2.123%, 12/1/2034 - 8/1/2039	13,634,685
31,150	2.168%, 2/1/2020	31,713
1,406,561	2.180%, 1/1/2035	1,483,498
1,328,116	2.182%, 7/1/2039	1,421,705
7,165,583	2.187%, 3/1/2039	7,598,542
202,991	2.196%, 2/1/2036	216,899
1,423,493	2.200%, 6/1/2034	1,509,382
96,198	2.220%, 10/1/2033	102,916
1,294,012	2.224%, 10/1/2035	1,385,199
1,915,613	2.225%, 7/1/2035	2,036,507
75,683	2.250%, 2/1/2019	77,194
1,855,835	2.257%, 5/1/2035	1,986,612
528,290	2.261%, 12/1/2034	559,158
6,452,583	2.290%, 1/1/2039	6,851,456
4,509,990	2.293%, 5/1/2036	4,798,079
2,458,289	2.297%, 7/1/2035	2,616,833
501,368	2.310%, 2/1/2036	536,698
152,398	2.316%, 5/1/2018	154,686
7,390,198	2.330%, 5/1/2035	7,872,217
7,929,084	2.336%, 7/1/2034 - 10/1/2035	8,487,831
4,884,609	2.340%, 2/1/2033 - 12/1/2033	5,201,323
1,391,125	2.345%, 7/1/2034	1,483,164
510,689	2.348%, 12/1/2040	543,425
4,387,969	2.350%, 6/1/2035 - 7/1/2035	4,678,584
1,508,564	2.357%, 1/1/2035	1,614,870
3,455,453	2.373%, 7/1/2035	3,681,281
1,060	2.395%, 10/1/2016	1,060
3,096,093	2.398%, 10/1/2035	3,314,269
3,106,152	2.411%, 12/1/2039	3,306,117
2,085,837	2.420%, 10/1/2037	2,227,795
Annual Shareholder Report

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$2,429,371	2.547%, 1/1/2036	$2,600,564
1,786,373	2.550%, 5/1/2036	1,912,255
3,094,575	2.567%, 2/1/2042	3,312,643
1,026,983	2.590%, 12/1/2040	1,099,352
211,546	2.603%, 7/1/2027	223,427
16,105,644	2.605%, 8/1/2035	17,258,347
1,835,961	2.903%, 11/1/2040	1,965,338
5,634,750	3.038%, 1/1/2044	5,844,262
3,770,212	3.158%, 1/1/2040	4,035,891
3,341,604	3.970%, 11/1/2039	3,577,080
	TOTAL	170,762,469
	Government National Mortgage Association ARM—0.2%
838,712	1.625%, 1/20/2022 - 10/20/2029	856,431
20,119	2.000%, 1/20/2030	20,889
	TOTAL	877,320
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $260,259,879)	265,539,438
	ASSET-BACKED SECURITIES—2.7%
	Credit Card—2.7%
5,000,000	Capital One Multi Asset Execution Trust 2007-A5, Class A5, 0.238%, 7/15/2020	4,968,180
5,718,000	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 0.928%, 1/18/2022	5,740,003
5,000,000	Discover Card Execution Note Trust 2014-A1, Class A1, 0.628%, 7/15/2021	5,005,041
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $15,716,721)	15,713,224
	COLLATERALIZED MORTGAGE OBLIGATIONS—37.0%
	Federal Home Loan Mortgage Corporation—10.8%
4,706,366	REMIC 4149 F, 0.448%, 1/15/2033	4,688,115
1,916,519	REMIC 3012 EF, 0.498%, 8/15/2035	1,918,680
2,201,727	REMIC 3236 KF, 0.498%, 11/15/2036	2,200,762
9,467,546	REMIC 3284 BF, 0.498%, 3/15/2037	9,515,139
2,316,346	REMIC 3284 AF, 0.508%, 3/15/2037	2,318,435
110,852	REMIC 3001 EA, 0.548%, 3/15/2035	111,167
473,699	REMIC 3155 PF, 0.548%, 5/15/2036	475,451
388,540	REMIC 3174 FL, 0.548%, 6/15/2036	389,790
1,793,978	REMIC 3380 FP, 0.548%, 11/15/2036	1,798,661
486,763	REMIC 3179 FP, 0.578%, 7/15/2036	488,289
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$1,325,418	REMIC 2819 F, 0.598%, 6/15/2034	$1,332,753
370,017	REMIC 3221 FW, 0.618%, 9/15/2036	372,153
481,789	REMIC 3213 GF, 0.628%, 9/15/2036	484,607
559,747	REMIC 3085 UF, 0.648%, 12/15/2035	564,114
3,940,511	REMIC 3981 FC, 0.648%, 1/15/2038	3,948,850
7,516,112	REMIC 4048 FA, 0.648%, 5/15/2042	7,544,268
1,456,385	REMIC 3156 HF, 0.683%, 8/15/2035	1,467,930
8,648,638	REMIC 3740 FB, 0.698%, 10/15/2040	8,671,939
522,093	REMIC 2475 FD, 0.748%, 6/15/2031	529,136
491,911	REMIC 2380 FL, 0.798%, 11/15/2031	499,801
1,054,113	REMIC 3593 CF, 0.798%, 2/15/2036	1,066,580
6,606,452	REMIC 3609 FA, 0.858%, 12/15/2039	6,707,968
1,718,432	REMIC 3550 GF, 0.948%, 7/15/2039	1,750,393
1,961,365	REMIC 3556 FA, 1.108%, 7/15/2037	2,009,651
187,833	REMIC 2448 FA, 1.198%, 1/15/2032	192,253
198,733	REMIC 2452 FC, 1.198%, 1/15/2032	203,410
447,152	REMIC 2480 NF, 1.198%, 1/15/2032	457,864
672,587	REMIC 2475 F, 1.198%, 2/15/2032	689,033
466,304	REMIC 2434 FA, 1.198%, 3/15/2032	477,641
146,553	REMIC 2470 EF, 1.198%, 3/15/2032	150,116
144,305	REMIC 2498 AF, 1.198%, 3/15/2032	147,813
626,778	REMIC 2459 FP, 1.198%, 6/15/2032	641,765
	TOTAL	63,814,527
	Federal National Mortgage Association—19.3%
775,728	REMIC 2007-16 PF, 0.389%, 3/25/2037	772,897
7,147,979	REMIC 2006-W1 2AF1, 0.419%, 2/25/2046	7,095,624
4,000,093	REMIC 2006-49 PF, 0.449%, 4/25/2036	4,004,686
974,898	REMIC 2007-20 F, 0.459%, 3/25/2037	970,859
2,438,967	REMIC 2005-67 FJ, 0.499%, 8/25/2035	2,441,832
543,305	REMIC 2006-11 FB, 0.499%, 3/25/2036	543,896
10,463,137	REMIC 2012-141 PF, 0.499%, 10/25/2041	10,473,990
832,289	REMIC 2006-20 PF, 0.519%, 11/25/2030	835,061
780,576	REMIC 2007-67 FB, 0.519%, 7/25/2037	780,181
499,162	REMIC 2005-67 FM, 0.549%, 8/25/2035	501,629
2,914,214	REMIC 2008-52 FD, 0.549%, 6/25/2036	2,923,115
2,187,455	REMIC 2006-65 DF, 0.549%, 7/25/2036	2,194,341
334,161	REMIC 2006-81 FA, 0.549%, 9/25/2036	335,657
6,043,129	REMIC 2012-60 EF, 0.549%, 4/25/2042	6,048,984
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association—continued
$832,844	REMIC 2006-8 NF, 0.569%, 3/25/2036	$835,728
1,135,227	REMIC 2012-99 FB, 0.579%, 9/25/2042	1,137,942
2,734,789	REMIC 2004-28 PF, 0.599%, 3/25/2034	2,754,821
829,923	REMIC 2006-76 QF, 0.599%, 8/25/2036	834,092
2,306,977	REMIC 2006-103 FB, 0.599%, 10/25/2036	2,326,811
7,072,453	REMIC 2012-130 DF, 0.599%, 12/25/2042	7,051,499
194,165	REMIC 2001-57 FA, 0.649%, 6/25/2031	194,912
5,364,163	REMIC 2007-71 WF, 0.649%, 7/25/2037	5,399,406
765,346	REMIC 2007-88 FY, 0.659%, 9/25/2037	769,404
5,298,193	REMIC 2007-88 GF, 0.679%, 9/25/2037	5,323,382
347,779	REMIC 2002-52 FG, 0.699%, 9/25/2032	351,981
928,609	REMIC 2007-84 FN, 0.699%, 8/25/2037	934,826
1,808,312	REMIC 2010-39 EF, 0.719%, 6/25/2037	1,824,701
606,012	REMIC 2001-32 FA, 0.749%, 7/25/2031	614,649
1,280,724	REMIC 2007-88 FW, 0.749%, 9/25/2037	1,285,204
8,064,703	REMIC 2011-4 PF, 0.749%, 2/25/2041	8,166,838
151,547	REMIC 2002-77 FG, 0.750%, 12/18/2032	153,546
303,225	REMIC 2007-102 FA, 0.769%, 11/25/2037	306,067
202,292	REMIC 2001-71 FS, 0.799%, 11/25/2031	205,384
6,222,428	REMIC 2012-14 BF, 0.799%, 3/25/2042	6,265,745
155,865	REMIC 2001-62 FC, 0.849%, 11/25/2031	158,515
7,692,009	REMIC 2010-67 FC, 0.899%, 6/25/2040	7,809,497
3,373,798	REMIC 2009-87 FX, 0.949%, 11/25/2039	3,436,162
4,917,634	REMIC 2009-106 FN, 0.949%, 1/25/2040	5,011,846
326,267	REMIC 2002-8 FA, 0.950%, 3/18/2032	332,455
1,645,430	REMIC 2009-78 UF, 0.969%, 10/25/2039	1,679,071
4,399,047	REMIC 2009-87 HF, 1.049%, 11/25/2039	4,489,880
787,428	REMIC 2002-7 FG, 1.099%, 1/25/2032	803,401
1,232,819	REMIC 2002-58 FG, 1.199%, 8/25/2032	1,262,985
200,333	REMIC 2002-60 FH, 1.199%, 8/25/2032	205,235
1,435,979	REMIC 2008-69 FB, 1.199%, 6/25/2037	1,474,452
398,721	REMIC 2002-77 FA, 1.200%, 12/18/2032	408,545
953,325	REMIC 2008-75 DF, 1.449%, 9/25/2038	979,243
148,508	REMIC 1995-17 B, 1.915%, 2/25/2025	149,382
	TOTAL	114,860,359
	Government National Mortgage Association—6.0%
7,464,862	REMIC 2012-H24 FC, 0.588%, 10/20/2062	7,419,065
9,666,504	REMIC 2013-H15 FA, 0.728%, 6/20/2063	9,695,107
Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$18,482,144		REMIC 2013-H19 FC, 0.788%, 8/20/2063	$18,582,355
		TOTAL	35,696,527
		Non-Agency Mortgage-Backed Securities—0.9%
5,433,120		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	5,206,500
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $218,210,237)	219,577,913
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.4%
		Agency Commercial Mortgage-Backed Securities—5.3%
4,092,695		FHLMC REMIC KF03 A, 0.427%, 1/25/2021	4,091,325
7,368,101		FHLMC REMIC KS02 A, 0.567%, 8/25/2023	7,368,066
3,820,999		FHLMC REMIC KF02 A1, 0.567%, 7/25/2020	3,831,140
7,313,265		FHLMC REMIC KGRP A, 0.567%, 4/25/2020	7,330,838
4,998,830		FHLMC REMIC KF08 A, 0.487%, 1/25/2022	4,998,830
3,924,464		FNMA REMIC 2014-M12 FA, 0.501%, 10/25/2021	3,941,029
		TOTAL	31,561,228
		Non-Agency Commercial Mortgage-Backed Securities—1.1%
6,400,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.938%, 6/15/2033	6,374,660
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,923,541)	37,935,888
		MORTGAGE-BACKED SECURITIES—4.4%
		Federal National Mortgage Association—4.4%
15,824,868		2.500%, 4/1/2028 - 10/1/2029	16,145,480
9,091,861		3.000%, 8/1/2023	9,464,769
475,546		5.000%, 1/1/2024	516,044
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $26,231,491)	26,126,293
		U.S. TREASURY—4.0%
		U.S. Treasury Note—4.0%
24,000,000		0.625%, 8/31/2017 (IDENTIFIED COST $23,956,934)	23,945,626
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENT—1.4%
$8,511,000	Interest in $630,000,000 joint repurchase agreement 0.14%, dated 8/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $630,002,450 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $648,902,524. (AT COST)	$8,511,000
	TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $590,809,803)[3]	597,349,382
	OTHER ASSETS AND LIABILITIES - NET— (0.7)%[4]	(4,255,244)
	TOTAL NET ASSETS—100%	$593,094,138
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $6,374,660, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $6,374,660, which represented 1.1% of total net assets.
3	The cost of investments for federal tax purposes amounts to $590,809,788.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.81	$9.78	$9.90	$9.83	$9.84
Income From Investment Operations:
Net investment income	0.05	0.05	0.06	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.03)	0.03	(0.12)	0.07	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.08	(0.06)	0.16	0.09
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.06)	(0.09)	(0.10)
Distributions from net realized gain on investments	—	—	(0.00)[1]	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.05)	(0.06)	(0.09)	(0.10)
Net Asset Value, End of Period	$9.78	$9.81	$9.78	$9.90	$9.83
Total Return[2]	0.16%	0.83%	(0.57)%	1.64%	0.89%
Ratios to Average Net Assets:
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	0.47%	0.52%	0.62%	0.91%	0.98%
Expense waiver/reimbursement[3]	0.24%	0.24%	0.22%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$555,017	$674,103	$806,715	$869,151	$834,688
Portfolio turnover	27%	12%	30%	35%	38%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	12%	30%	32%	35%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.81	$9.78	$9.90	$9.83	$9.84
Income From Investment Operations:
Net investment income	0.02	0.03	0.04	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.03)	0.03	(0.12)	0.07	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.06	(0.08)	0.14	0.06
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.04)	(0.07)	(0.07)
Distributions from net realized gain on investments	—	—	(0.00)[1]	—	—
TOTAL DISTRIBUTIONS	(0.02)	(0.03)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.78	$9.81	$9.78	$9.90	$9.83
Total Return[2]	(0.07)%	0.60%	(0.80)%	1.40%	0.65%
Ratios to Average Net Assets:
Net expenses	0.88%	0.88%	0.88%	0.88%	0.89%
Net investment income	0.23%	0.28%	0.38%	0.68%	0.73%
Expense waiver/reimbursement[3]	0.12%	0.12%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,078	$42,755	$72,193	$99,570	$80,917
Portfolio turnover	27%	12%	30%	35%	38%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	12%	30%	32%	35%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2015
Assets:
Total investment in securities, at value (identified cost $590,809,803)		$597,349,382
Cash		190
Income receivable		2,387,801
Receivable for shares sold		158,761
TOTAL ASSETS		599,896,134
Liabilities:
Payable for investments purchased	$4,987,459
Payable for shares redeemed	1,571,023
Income distribution payable	68,064
Payable to adviser (Note 5)	2,198
Payable for Directors'/Trustees' fees (Note 5)	211
Payable for other service fees (Notes 2 and 5)	63,150
Accrued expenses (Note 5)	109,891
TOTAL LIABILITIES		6,801,996
Net assets for 60,657,508 shares outstanding		$593,094,138
Net Assets Consist of:
Paid-in capital		$588,247,592
Net unrealized appreciation of investments		6,539,579
Accumulated net realized loss on investments		(1,714,612)
Undistributed net investment income		21,579
TOTAL NET ASSETS		$593,094,138
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$555,016,575 ÷ 56,763,103 shares outstanding, no par value, unlimited shares authorized		$9.78
Service Shares:
$38,077,563 ÷ 3,894,405 shares outstanding, no par value, unlimited shares authorized		$9.78
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2015
Investment Income:
Interest			$7,493,595
Expenses:
Investment adviser fee (Note 5)		$4,049,308
Administrative fee (Note 5)		528,146
Custodian fees		34,293
Transfer agent fee		241,803
Directors'/Trustees' fees (Note 5)		12,217
Auditing fees		29,250
Legal fees		10,218
Portfolio accounting fees		162,161
Other service fees (Notes 2 and 5)		851,086
Share registration costs		40,095
Printing and postage		31,757
Miscellaneous (Note 5)		33,571
TOTAL EXPENSES		6,023,905
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(820,488)
Reimbursement of other operating expenses (Notes 2 and 5)	(758,226)
TOTAL WAIVER AND REIMBURSEMENT		(1,578,714)
Net expenses			4,445,191
Net investment income			3,048,404
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(624,023)
Net change in unrealized appreciation of investments			(1,200,298)
Net realized and unrealized loss on investments			(1,824,321)
Change in net assets resulting from operations			$1,224,083
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,048,404	$3,914,380
Net realized loss on investments	(624,023)	(73,870)
Net change in unrealized appreciation/depreciation of investments	(1,200,298)	2,079,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,224,083	5,920,218
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,951,892)	(3,747,307)
Service Shares	(94,393)	(185,903)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,046,285)	(3,933,210)
Share Transactions:
Proceeds from sale of shares	299,074,868	220,804,169
Net asset value of shares issued to shareholders in payment of distributions declared	2,085,803	2,668,269
Cost of shares redeemed	(423,101,650)	(387,510,219)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(121,940,979)	(164,037,781)
Change in net assets	(123,763,181)	(162,050,773)
Net Assets:
Beginning of period	716,857,319	878,908,092
End of period (including undistributed net investment income of $21,579 and $19,467, respectively)	$593,094,138	$716,857,319
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2015
1. ORGANIZATION
Federated Adjustable Rate Securities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in
Annual Shareholder Report

determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$758,226	$(758,226)
Service Shares	92,860	—
TOTAL	$851,086	$(758,226)
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended August 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,205,464	$295,918,311	21,835,848	$213,515,828
Shares issued to shareholders in payment of distributions declared	203,744	1,996,590	254,717	2,490,362
Shares redeemed	(42,394,573)	(415,289,471)	(35,851,061)	(350,462,410)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(11,985,365)	$(117,374,570)	(13,760,496)	$(134,456,220)

Year Ended August 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	322,184	$3,156,557	745,601	$7,288,341
Shares issued to shareholders in payment of distributions declared	9,105	89,213	18,197	177,907
Shares redeemed	(797,106)	(7,812,179)	(3,786,853)	(37,047,809)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(465,817)	$(4,566,409)	(3,023,055)	$(29,581,561)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(12,451,182)	$(121,940,979)	(16,783,551)	$(164,037,781)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2015 and 2014 was as follows:
	2015	2014
Ordinary income	$3,046,285	$3,933,210
As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$21,579
Net unrealized appreciation	$6,539,594
Capital loss carryforwards	$(1,714,627)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At August 31, 2015, the cost of investments for federal tax purposes was $590,809,788. The net unrealized appreciation of investments for federal tax purposes was $6,539,594. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,259,145 and net unrealized depreciation from investments for those securities having an excess of cost over value of $719,551.
Annual Shareholder Report

At August 31, 2015, the Fund had a capital loss carryforward of $1,714,627 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$790,510	$745,661	$1,536,171
2016	$175,890	N/A	$175,890
2019	$2,566	N/A	$2,566
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2015, the Adviser voluntarily waived $820,488 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2015, the Fund's Service Shares did not incur a distribution services fee; it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended August 31, 2015, FSSC received $779 and reimbursed $758,226 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.64% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2015, were as follows:
Purchases	$44,471,131
Sales	$61,450,474
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2015, there were no outstanding loans. During the year ended August 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2015, there were no outstanding loans. During the year ended August 31, 2015, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF federated Adjustable Rate Securities FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Adjustable Rate Securities Fund (the “Fund”), as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Adjustable Rate Securities Fund as of August 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 26, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2015 to August 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$3.23
Service Shares	$1,000	$999.20	$4.43
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.98	$3.26
Service Shares	$1,000	$1,020.77	$4.48
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.64%
Service Shares	0.88%
Annual Shareholder Report

Board of Trustees and Fund Officers
The Board of Trustees is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: May 1985	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: May 1985	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1985	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: August 1995	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Trust. He is Vice President of the Trust. Mr. Abraham has been a Senior Portfolio Manager from 2007, Portfolio Manager from 1995 to 2006, a Senior Vice President since 2007 and a Vice President of the Fund's Adviser from 1997 to 2006. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Adjustable Rate Securities Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Adjustable Rate Securities Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082108
CUSIP 314082207
28996 (10/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $30,100

Fiscal year ended 2014 - $29,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $16,700

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 26, 2015